Cash and Cash Equivalents	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 20 — CASH AND CASH EQUIVALENTS

	As at September 30, 2025	As at March 31, 2025
Cash on hand	$1,636	$3,107
Cash at bank	189,276	745,614

Total	$190,912	$748,721

Cash and cash equivalents comprise cash held by the Group and cash at bank. Cash at bank as at September 30, 2025 and March 31, 2025 carry interest at market rates which ranged from 0.30% to 0.40% per annum. Majority of our cash is deposited with financial institution in Hong Kong.